Commitments and Contingencies - Additional Information (Details) SFr in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)
Disclosure Of Contingent Liabilities [Line Items]
Commitments for external research projects net	SFr 50,492						SFr 13,123
Commitments Related To Novartis License Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable upfront fee paid				SFr 4,700
Additional upfront fee payable upon reaching milestone				81,600	$ 97.0
Commitments Related To Novartis License Agreement | 2024
Disclosure Of Contingent Liabilities [Line Items]
First milestone payment				SFr 4,200	$ 5.0
Commitments Related to Accure License Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable upfront fee paid	3,000
Additional upfront fee payable upon reaching milestone	94,300	$ 112.1
Reimbursed costs	500
Commitments Related to Accure License Agreement | 2024
Disclosure Of Contingent Liabilities [Line Items]
First milestone payment	1,000	$ 1.2
Commitments Related to Rennes University Collaboration Research Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable contract cost contribution	100					€ 0.1	SFr 200	€ 0.2
Additional payment on milestones reached	SFr 6,500		€ 7.0